Organization and Nature of Operations (Details) - USD ($)				12 Months Ended
	Oct. 22, 2018	Oct. 17, 2018	Feb. 03, 2016	Dec. 31, 2017
Stock transactions
Aggregate net proceeds	$ 58,100,000
Number of shares per unit		42.84
Option shares multiple		42.84		42.84
Option exercise price divisor		$ 42.84
IPO [Member]
Stock transactions
Number of ordinary shares issued	7,647,500
Public offering price per share	$ 7.00
Over-Allotment Option [Member]
Stock transactions
Number of ordinary shares issued	997,500
Private Placement [Member]
Stock transactions
Number of ordinary shares issued	2,014,285
Osmotica Pharmaceuticals Plc [Member] | Osmotica Holdings SCSp [Member]
Stock transactions
Ownership interest (as a percent)			50.00%
Vertical/Trigen Holdings, LLC [Member] | Osmotica Holdings SCSp [Member]
Stock transactions
Ownership interest (as a percent)			50.00%